Warrants (Tables)	12 Months Ended
May 31, 2025
Warrants
Schedule of warrants
Description	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding May 31, 2023	4,140,000	$0.75	0.83
Exercised	(2,990,000)	0.75	-
Granted	10,400	0.75	1.13
Expired	(830,000)	0.75	-
Cancelled

Outstanding May 31, 2024	330,400	$0.63	0.63
Exercised	(10,400)	0.50	-
Granted
Expired	(320,000)
Cancelled
Outstanding May 31, 2025	-	-	-